[Front cover]

ANNUAL REPORT NOVEMBER 30, 2001




Oppenheimer Select Managers
QM Active Balanced Fund


/LOGO/OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]


OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND seeks income and long-term growth of capital.

NARRATIVE BY JIM SCOTT, MARK STUMPP AND MICHAEL LILLARD, PORTFOLIO MANAGERS Since inception on February 16, 2001 through the end of the Fund's fiscal year on November 30, 2001, the Fund produced negative returns, but performed well versus its blended benchmark of stocks, bonds and money market securities. During a volatile time for the U.S. economy and stock market, the Fund managed to garner returns comparable to those of the broad equity market, while limiting downside risk with high quality fixed income securities.

The Fund's fiscal year proved to be one of the most difficult investing environments yet. As the U.S. officially entered a recession in March 2001, investors faced an overwhelming stream of poor earnings news, unfavorable economic indicators, falling consumer confidence and massive layoffs. All these were exacerbated by the events of September 11.The current recession ended an unprecedented 10-year expansion in U.S. economic growth that started in the early 1990s.

In an attempt to jump start the economy and limit the impact of the recession, the Federal Reserve Board cut short-term interest rates 10 times, from January 2001 to November 2001, for a total of four percentage points to 2.0%, the lowest rate in almost 40 years. Fed officials also left the door open for additional cuts to be made if necessary. The last two months of the period, October and November 2001, saw the equity markets rebound and gain back most of the losses sustained in mid September.

The portfolio is diversified over a wide range of industry sectors, and comprises both value and growth investment styles.To narrow our selection of eligible stocks, we first rank the broad universe represented by the Russell 3000 Index, (1) based on earnings growth.Then, we identify opportunities according to criteria determined by investment style.We evaluate value (or "slow growth") equities, based on valuation measures, such as price-to-earnings (stock price divided by the company's annual earnings per share) and price-to-book (stock price divided by the company's book value) ratios.Taking the benchmark's allocations as our point of departure, we construct our portfolio to maintain substantially similar characteristics. At the same time, we apply informed judgment to adjust specific weightings, striving to add value through superior risk-adjusted returns.The bond portion of the Fund generally comprises high quality fixed income securities that we believe will perform well in the current environment, rather than trying to anticipate the direction of interest rates.

The hallmark of this Fund is diversification, and its investments are spread across a variety of instruments including stocks, bonds and money market securities. Diversification was an important determinant of performance over the period.While stock prices fell, the bond market actually rose. Money market instruments also performed well. While most of the Fund's assets were invested in stocks, the allocations of the Fund's assets among the other asset categories helped cushion the impact of a falling stock market.We held slightly more stocks at inception and increased exposures as stock prices fell through most of the reporting period.This was consistent with our value-oriented process, which tends to favor stocks when prices decline.While doing so hurt returns, we don't believe that it is possible to precisely time a stock market bottom. Consequently, we feel that a better approach is to position the Fund for an eventual turnaround by purchasing an increasing proportion of stocks as prices decline.

1.The Russell 3000 Index is a market indicator comprising the 3,000 largest companies in the United States.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

2 Oppenheimer Select Managers QM Active Balanced Fund

OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

Over the reporting period, the stock portfolio performed in line with the S&P 500 benchmark.There were a number of conflicting influences on performance. Driven by the failure of Enron and plunging values of energy-related stocks, industrial services sector had the worst absolute performance, falling by more than 50%. Fortunately, this was a relatively minor position within the Fund's equity portfolio and cost the Fund approximately 0.5% relative to the S&P 500 benchmark. On the positive side, the Fund had good picks among stocks in the distribution services sector, and although technology stocks were not the place to be, our picks in that category outpaced the performance of the average technology stock. Because of the small asset size of the Fund, the bond portfolio consists solely of U.S. Treasury securities. Over this period, these bonds performed relatively well as prices rose in response to the general decline in interest rates.

Despite the rally in November, stock prices are well below levels attained last year. Historically, such conditions have marked an excellent time to invest. Risk and return are related in financial markets, and consequently, long-term investors who are willing to weather the current exceptionally high levels of volatility should eventually be rewarded. We continue to believe that now is an opportune time to hold stocks.Therefore, we have maintained an aggressive exposure to stocks.That is, emphasizing stocks relative to the proportion we might hold in more normal times.We will continue to significantly overweight stocks until prices rebound further, fundamentals significantly deteriorate, or interest rates continue to rise from current levels. Our careful balance of risk and reward, plus our ability to quickly shift that balance to anticipate changing conditions makes Oppenheimer Select Managers QM Active Balanced Fund an important part of The Right Way to Invest.




THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. PRINCIPAL VALUE AND RETURN OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Oppenheimer Select Managers QM Active Balanced Fund 3

FUND PERFORMANCE

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2001. Performance is measured from the inception of each class. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes.The Fund's performance reflects the effects of the Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers QM Active Balanced Fund (Class A)
S&P 500 Index
Lehman Govt./Corp. Bond Index

CLASS A SHARES

             Oppenheimer
             Select
             Managers
             QM Active                          Lehman Govt./
             Balanced           S&P 500         Corp. Bond
             Fund               Index           Index

02/16/01     9,425              10,000          10,000
02/28/01     9,180              10,000          10,000
05/31/01     9,321              10,162          10,107
08/31/01     8,869               9,203          10,459
11/30/01     8,897               9,283          10,679

CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -11.03%


Class A, B, C, N & Y index performance information begins on 2/28/01.


Oppenheimer Select Managers QM Active Balanced Fund  4

FUND PERFORMANCE

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers QM Active Balanced Fund (Class B)
S&P 500 Index
Lehman Govt./Corp. Bond Index

             Oppenheimer
             Select
             Managers
             QM Active                          Lehman Govt./
             Balanced           S&P 500         Corp. Bond
             Fund               Index           Index

02/16/01    10,000              10,000          10,000
02/28/01     9,740              10,000          10,000
05/31/01     9,860              10,162          10,107
08/31/01     9,360               9,203          10,459
11/30/01     8,902               9,283          10,679


CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -10.99%


CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers QM Active Balanced Fund (Class C)
S&P 500 Index
Lehman Govt./Corp. Bond Index

             Oppenheimer
             Select
             Managers
             QM Active                          Lehman Govt./
             Balanced           S&P 500         Corp. Bond
             Fund               Index           Index

02/16/01    10,000              10,000          10,000
02/28/01     9,740              10,000          10,000
05/31/01     9,870              10,162          10,107
08/31/01     9,370               9,203          10,459
11/30/01     9,286               9,283          10,679


CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -7.14%


5 Oppenheimer Select Managers QM Active Balanced Fund

Class A, B, C, N & Y index performance information begins on 2/28/01.

FUND PERFORMANCE

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers QM Active Balanced Fund (Class N)
S&P 500 Index
Lehman Govt./Corp. Bond Index

             Oppenheimer
             Select
             Managers
             QM Active                          Lehman Govt./
             Balanced           S&P 500         Corp. Bond
             Fund               Index           Index

03/01/01     10,000             10,000          10,000
05/31/01     10,133             10,162          10,107
08/31/01      9,631              9,203          10,459
11/30/01      9,555              9,283          10,679


CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -4.45%



CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers QM Active Balanced Fund (Class Y)
S&P 500 Index
Lehman Govt./Corp. Bond Index


             Oppenheimer
             Select
             Managers
             QM Active                          Lehman Govt./
             Balanced           S&P 500         Corp. Bond
             Fund               Index           Index

02/16/01    10,000              10,000          10,000
02/28/01     9,740              10,000          10,000
05/31/01     9,900              10,162          10,107
08/31/01     9,430               9,203          10,459
11/30/01     9,460               9,283          10,679


CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -5.40%


Class A, B, C, N & Y index performance information begins on 2/28/01.




Oppenheimer Select Managers QM Active Balanced Fund 6


Statement of Investments          November 30, 2001


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 65.1%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.6%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                          (1)                        300            $  4,530
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                 300              11,250
-------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                  400              17,736
-------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                  100               2,795
-------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                             (1)                        200              10,710
                                                                                                          ---------------
                                                                                                                  47,021
-------------------------------------------------------------------------------------------------------------------------
METALS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                      500              19,300
-------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                     400               5,920
                                                                                                          ---------------
                                                                                                                  25,220
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                 200              10,570
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 5.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                       600              21,060
-------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                           200              16,630
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            300              13,935
                                                                                                          ---------------
                                                                                                                  51,625
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.0%
-------------------------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                                           400               7,296
-------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             200              10,812
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           3,400             130,900
-------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                     100               1,650
-------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                          (1)                        600              11,028
                                                                                                          ---------------
                                                                                                                 161,686
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                                                          1,000              18,310
-------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp.                                                                                  100               3,295
-------------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc.                                              (1)                        100               2,023
-------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services, Inc.                                                                  300               5,133
                                                                                                          ---------------
                                                                                                                  28,761
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                                  1,400              13,202
-------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                    100               5,865
-------------------------------------------------------------------------------------------------------------------------
Hon Industries, Inc.                                                                             300               7,680
-------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                    100               3,314
-------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                               100               4,189
-------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.                                    (1)                        200               9,854
-------------------------------------------------------------------------------------------------------------------------
National Service Industries, Inc.                                                                700              11,144
-------------------------------------------------------------------------------------------------------------------------
Pactiv Corp.                                                          (1)                        100               1,750
-------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                 (1)                        100               2,190
-------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                       500               7,090
                                                                                                          ---------------
                                                                                                                  66,278



7  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Communication Services - 3.0%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 1.6%
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                     1,400             $24,486
-------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.                                                  (1)                        100                 127
-------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                         600              13,074
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     600              28,200
-------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./MCI Group                                                                          32                 420
-------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                         (1)                      1,200              17,448
                                                                                                          ---------------
                                                                                                                  83,755
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.0%
-------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                  400              15,400
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                       1,000              37,380
                                                                                                          ---------------
                                                                                                                  52,780
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                                          (1)                        786              10,980
-------------------------------------------------------------------------------------------------------------------------
Metro One Telecommunication, Inc.                                     (1)                        100               3,438
-------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)                                              (1)                        200               4,990
                                                                                                          ---------------
                                                                                                                  19,408
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 6.7%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Boykin Lodging Co.                                                                               300               2,220
-------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                         400               5,928
-------------------------------------------------------------------------------------------------------------------------
Copart, Inc.                                                          (1)                        200               6,856
-------------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                       100               1,370
-------------------------------------------------------------------------------------------------------------------------
Direct Focus, Inc.                                                    (1)                        100               2,797
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                   300               5,682
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                             300              14,910
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                           400               8,480
                                                                                                          ---------------
                                                                                                                  48,243
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                              (1)                        100               3,162
-------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                         (1)                        200               3,408
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                              100               8,586
                                                                                                          ---------------
                                                                                                                  15,156
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Action Performance Cos., Inc.                                         (1)                        100               3,305
-------------------------------------------------------------------------------------------------------------------------
Activision, Inc.                                                      (1)                        150               3,728
-------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   200               5,222
-------------------------------------------------------------------------------------------------------------------------
Championship Auto Racing Teams, Inc.                                  (1)                        200               2,910
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            200              10,516
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                              200               7,524
-------------------------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc.                                               (1)                        100               1,305
                                                                                                          ---------------
                                                                                                                  34,510
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.1%
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                      1,300              45,370
-------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                     100               3,952
-------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                      200               7,220
                                                                                                          ---------------
                                                                                                                  56,542



8  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued

                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Retail:  General - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                        100            $  4,088
-------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                           200               3,310
-------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                          (1)                        300              20,355
-------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                        200               7,168
-------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                              200               9,102
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            900              49,635
                                                                                                          ---------------
                                                                                                                  93,658
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.1%
-------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                                                  (1)                        500              19,250
-------------------------------------------------------------------------------------------------------------------------
American Greetings Corp., Cl. A                                                                  400               5,220
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.                                                      (1)                        300               3,318
-------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                                                         100               2,630
-------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                             800              11,760
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                 800              37,328
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                600              27,186
-------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                100               5,299
                                                                                                          ---------------
                                                                                                                 111,991
-------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Too, Inc.                                                             (1)                        100               2,937
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 6.6%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                        300              12,930
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                              300              14,088
-------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                 400              17,780
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    700              34,041
                                                                                                          ---------------
                                                                                                                  78,839
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                          (1)                        200               7,600
-------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                                  (1)                        500              13,235
-------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.                                          (1)                      1,000              10,660
                                                                                                          ---------------
                                                                                                                  31,495
-------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.                                             (1)                        100               3,468
-------------------------------------------------------------------------------------------------------------------------
Learning Tree International, Inc.                                     (1)                        200               4,792
                                                                                                          ---------------
                                                                                                                   8,260
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                                900              18,423
-------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                 200               5,368
-------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                             1,000              19,500
                                                                                                          ---------------
                                                                                                                  43,291
-------------------------------------------------------------------------------------------------------------------------
FOOD - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                                300               8,793
-------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                              100               2,297
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              200               9,870


9  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued
                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Food continued
-------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                 200            $  7,624
-------------------------------------------------------------------------------------------------------------------------
NBTY, Inc.                                                            (1)                        100               1,162
-------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                   400               8,752
-------------------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                                           300              17,070
                                                                                                          ---------------
                                                                                                                  55,568
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                                                400              13,424
-------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        200               5,390
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                         (1)                        300              13,368
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                1,000              22,670
-------------------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc.                                            (1)                        100               2,251
                                                                                                          ---------------
                                                                                                                  57,103
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.                                              (1)                        100               1,850
-------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                     100               3,270
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                             500              38,730
                                                                                                          ---------------
                                                                                                                  43,850
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                                                         800              37,736
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.4%
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                               100               5,810
-------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                    100               4,265
-------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                              531              45,140
-------------------------------------------------------------------------------------------------------------------------
Conoco, Inc.                                                                                     300               8,211
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              2,100              78,540
-------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                           180              10,013
-------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                     100               3,656
-------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                         700              19,180
                                                                                                          ---------------
                                                                                                                 174,815
-------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                             100               4,834
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 12.3%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 4.3%
-------------------------------------------------------------------------------------------------------------------------
Area Bancshares Corp.                                                                            900              16,560
-------------------------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                                            100               3,427
-------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                          300              14,901
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            300              18,414
-------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                   100               3,744
-------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                   100               5,136
-------------------------------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                                                   100               3,598
-------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                      100               3,675
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          500              18,860
-------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                          300               6,870
-------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                              800              22,400


10  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued
                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Banks continued
-------------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                        (1)                        300            $  2,772
-------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                     200              11,590
-------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                             200               3,516
-------------------------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                                                 400               9,788
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                             200              12,652
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                   1,106              20,992
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                 1,000              30,950
-------------------------------------------------------------------------------------------------------------------------
Waypoint Financial Corp.                                                                         300               4,386
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                  300              12,840
                                                                                                          ---------------
                                                                                                                 227,071
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.4%
-------------------------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                                               100               4,260
-------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                       (1)                        200              13,570
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             300               9,873
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                1,200              57,480
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                       500              39,300
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      300              19,851
-------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                    200              11,798
-------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                                           900              12,078
-------------------------------------------------------------------------------------------------------------------------
IStar Financial, Inc.                                                                            200               5,072
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                   100               6,615
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        300              15,027
-------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                                100               2,075
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                 500              27,750
-------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                                    100               3,230
-------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                           100               1,436
-------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                  400               5,148
                                                                                                          ---------------
                                                                                                                 234,563
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   300              10,272
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                               915              75,396
-------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                                800              18,168
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                      200              11,366
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                    400              10,972
-------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                               500              19,150
                                                                                                          ---------------
                                                                                                                 145,324
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                      100               4,835
-------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                                       100                 800
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                          850              26,588
-------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                          100               3,053
-------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                             700              12,341
                                                                                                          ---------------
                                                                                                                  42,782

11  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued

                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 11.0%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.2%
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              200            $ 11,000
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                     200              12,020
-------------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.                               (1)                        200               3,406
-------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                           (1)                        100               6,643
-------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                                          (1)                        200              11,782
-------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                         600              32,256
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc.                        (1)                        100               3,315
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.                                        (1)                        100               2,561
-------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.                                            (1)                        100               2,525
-------------------------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp.                                    (1)                        150               3,671
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        100               3,879
-------------------------------------------------------------------------------------------------------------------------
Immunex Corp.                                                         (1)                        500              13,500
-------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                                            (1)                        400               9,100
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                996              58,017
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                                500              41,335
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                900              60,975
-------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                                      (1)                        100               3,409
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   2,200              95,282
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                                  100               4,440
-------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                            400              14,292
-------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                                                        (1)                        200               9,980
-------------------------------------------------------------------------------------------------------------------------
Sicor, Inc.                                                           (1)                      1,000              16,880
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                         200              14,290
-------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                                 (1)                         50               1,613
                                                                                                          ---------------
                                                                                                                 436,171
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Accredo Health, Inc.                                                  (1)                        100               3,696
-------------------------------------------------------------------------------------------------------------------------
AdvancePCS, Inc.                                                      (1)                        400              11,076
-------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                           200               6,620
-------------------------------------------------------------------------------------------------------------------------
ArthroCare Corp.                                                      (1)                        200               3,256
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                       200              10,400
-------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                     300               8,397
-------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                            100               6,832
-------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                     (1)                        700              10,500
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                                          (1)                        100               2,265
-------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                         (1)                        500              24,405
-------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.                                                     (1)                        100               1,472
-------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                   100               3,727
-------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  100               4,728
-------------------------------------------------------------------------------------------------------------------------
Novoste Corp.                                                         (1)                      1,000              10,360
-------------------------------------------------------------------------------------------------------------------------
Orthodontic Centers of America, Inc.                                  (1)                        100               2,824
-------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                              (1)                        100               2,412



12  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued

                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services continued
-------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                                (1)                        100            $  7,450
-------------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                                    100               5,491
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                (1)                        300              18,000
-------------------------------------------------------------------------------------------------------------------------
Theragenics Corp.                                                     (1)                        200               1,770
-------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                (1)                        100               4,191
                                                                                                          ---------------
                                                                                                                 149,872
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 11.3%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc.                                                         (1)                        600               8,238
-------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                            600               6,090
-------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                   (1)                        200               5,586
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                              500              10,995
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            600              69,354
-------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                    (1)                        100               5,167
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                             (1)                        100               3,843
-------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                (1)                        200               2,848
                                                                                                          ---------------
                                                                                                                 112,121
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                  100               5,546
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                 200              14,648
-------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.                                                          (1)                        300              12,930
-------------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.                                                        (1)                        100               2,408
-------------------------------------------------------------------------------------------------------------------------
Overture Services, Inc.                                               (1)                        500              12,775
                                                                                                          ---------------
                                                                                                                  48,307
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.1%
-------------------------------------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc.                                               (1)                        200               3,366
-------------------------------------------------------------------------------------------------------------------------
BARRA, Inc.                                                           (1)                        400              18,676
-------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                                  (1)                        400               8,948
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          300               9,981
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                    200              13,844
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                      1,600             102,736
-------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.                                              (1)                        500              11,475
-------------------------------------------------------------------------------------------------------------------------
Numerical Technologies, Inc.                                          (1)                        700              18,634
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                          (1)                        300               4,209
-------------------------------------------------------------------------------------------------------------------------
Renaissance Learning, Inc.                                            (1)                        700              17,486
-------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                                                 (1)                        100               2,346
-------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                        (1)                        100               5,503
                                                                                                          ---------------
                                                                                                                 217,204
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.7%
-------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)                                               (1)                        100               5,884
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                      3,100              63,364
-------------------------------------------------------------------------------------------------------------------------
Enterasys Networks, Inc.                                              (1)                        200               1,982
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                     (1)                        100               8,338
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                        900               6,588
-------------------------------------------------------------------------------------------------------------------------
Riverstone Networks, Inc.                                             (1)                        102               1,599
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                         100               2,689
                                                                                                          ---------------
                                                                                                                  90,444


13  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued

                                                                                                              MARKET VALUE
                                                                                               SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Electronics - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                    2,100          $   68,586
-------------------------------------------------------------------------------------------------------------------------
InterCept Group, Inc. (The)                                           (1)                        100               3,240
-------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                    (1)                        100               1,008
-------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                      (1)                        200              10,046
-------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                   500               8,320
-------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                          (1)                        200               6,026
-------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                          (1)                        500              27,320
-------------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                                         (1)                        200               7,704
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                          100               3,205
                                                                                                          ---------------
                                                                                                                 135,455
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.8%
-------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.3%
-------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                             (1)                        200               4,272
-------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                            200               5,796
-------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                           200               3,750
                                                                                                          ---------------
                                                                                                                  13,818
-------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               300               8,793
-------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                              200              11,010
-------------------------------------------------------------------------------------------------------------------------
Yellow Corp.                                                          (1)                        300               7,335
                                                                                                          ---------------
                                                                                                                  27,138
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 2.7%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.9%
-------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                100               4,125
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                         (1)                        500              10,780
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                    200               5,896
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                         100               5,845
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                300              10,845
-------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                    200               7,380
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                200               6,756
-------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                  100               5,540
-------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                        100               2,456
-------------------------------------------------------------------------------------------------------------------------
Mirant Corp.                                                          (1)                        179               4,369
-------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                             200               7,684
-------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        200               7,114
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                             300               7,665
-------------------------------------------------------------------------------------------------------------------------
UtiliCorp United, Inc.                                                                           100               2,571
-------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                           500              10,925
                                                                                                          ---------------
                                                                                                                  99,951
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                                     400              12,140
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                    200               8,900
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                              100               4,893
-------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                   200               4,180
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                        400              10,688
                                                                                                          ---------------
                                                                                                                  40,801
                                                                                                          ---------------
Total Common Stocks (Cost $3,607,007)                                                                          3,471,789


14  Oppenheimer Select Managers QM Active Balanced Fund


Statement of Investments          Continued

                                                                                          PRINCIPAL           MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 26.2%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.50%, 11/15/26                                                      $  100,000          $  112,438
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5%, 2/15/11                                                                                  100,000             101,855
5.75%, 11/15/05                                                                            1,000,000           1,068,282
6.875%, 5/15/06                                                                              100,000             111,625
                                                                                                          ---------------
Total U.S. Government Obligations (Cost $1,354,510)                                                            1,394,200

-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.7%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.08%, dated 11/30/01, to be repurchased at $465,081 on 12/3/01,
collateralized by U.S. Treasury Nts., 5.50%--7%, 12/31/01--7/15/06,
with a value of $296,913 and U.S. Treasury Bills, 2/28/02, with a
value of $177,501 (Cost $465,000)                                                            465,000             465,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,426,517)                                                  100.0%          5,330,989
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.0                 131
                                                                                       --------------   -----------------
NET ASSETS                                                                                     100.0%         $5,331,120
                                                                                       ==============   =================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.



15  Oppenheimer Select Managers QM Active Balanced Fund


STATEMENT OF ASSETS AND LIABILITIES                      NOVEMBER 30, 2001


-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $5,426,517)-see accompanying statement                                                $5,330,989
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   1,886
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                                 9,925
Investments sold                                                                                                          74
                                                                                                          -------------------
Total assets                                                                                                       5,342,874

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Distribution and service plan fees                                                                                     4,048
Legal, auditing and other professional fees                                                                            3,491
Shares of beneficial interest redeemed                                                                                 1,792
Registration and filing fees                                                                                           1,412
Trustees' compensation                                                                                                   328
Custodian fees                                                                                                            17
Transfer and shareholder servicing agent fees                                                                             10
Other                                                                                                                    656
                                                                                                          -------------------
Total liabilities                                                                                                     11,754

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $5,331,120
                                                                                                          ===================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $5,611,784
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                     47,838
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                     (232,974)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                            (95,528)
                                                                                                          -------------------
NET ASSETS                                                                                                        $5,331,120
                                                                                                          ===================


16  Oppenheimer Select Managers QM Active Balanced Fund



STATEMENT OF ASSETS AND LIABILITIES Continued                 NOVEMBER 30, 2001


-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,829,313 and 511,728 shares of beneficial interest outstanding)                                                      $9.44
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.02

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $100,144
and 10,687 shares of beneficial interest outstanding)                                                                  $9.37

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $362,663
and 38,657 shares of beneficial interest outstanding)                                                                  $9.38

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,054
and 4,043 shares of beneficial interest outstanding)                                                                   $9.41

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $946 and 100 shares of beneficial interest outstanding)                                                  $9.46



See accompanying Notes to Financial Statements.





17 Oppenheimer Select Managers QM Active Balanced Fund


STATEMENT OF OPERATIONS FOR THE PERIOD FROM FEBRUARY 16, 2001 (INCEPTION OF OFFERING) TO NOVEMBER 30, 2001

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                             $68,132
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $96)                                                                   35,018
                                                                                                          -------------------
Total income                                                                                                         103,150

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       36,322
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                3,945
Class B                                                                                                                  254
Class C                                                                                                                  529
Class N                                                                                                                   92
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                  549
Class B                                                                                                                    6
Class C                                                                                                                   16
Class N                                                                                                                    4
Class Y                                                                                                                3,946
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            7,581
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                 2,914
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    2,281
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,504
-----------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                       342
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               53
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  3,040
                                                                                                          -------------------
Total expenses                                                                                                        63,378
Less voluntary reimbursement of expenses                                                                              (1,236)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                        (3,946)
                                                                                                          -------------------
Net expenses                                                                                                          58,196

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 44,954

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                         (233,683)
Closing of futures contracts                                                                                             709
                                                                                                          -------------------
Net realized gain (loss)                                                                                            (232,974)

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                  (95,528)
                                                                                                          -------------------
Net realized and unrealized gain (loss)                                                                             (328,502)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               ($283,548)
                                                                                                          ===================



See accompanying Notes to Financial Statements.



18  Oppenheimer Select Managers QM Active Balanced Fund


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                  PERIOD ENDED
                                                                                                                NOVEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                         $44,954
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                            (232,974)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 (95,528)
                                                                                                          -------------------
Net increase (decrease) in net assets resulting from operations                                                     (283,548)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                            5,098,701
Class B                                                                                                               98,964
Class C                                                                                                              358,757
Class N                                                                                                               40,246
Class Y                                                                                                                   --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     5,313,120
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   18,000 (2)
                                                                                                          -------------------
End of period (including accumulated net investment
income of $47,838 for the period ended November 30, 2001)                                                         $5,331,120
                                                                                                          ===================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investments at December 22, 2000.

See accompanying Notes to Financial Statements.


19  Oppenheimer Select Managers QM Active Balanced Fund


FINANCIAL HIGHLIGHTS


                                                                 CLASS A                CLASS B                CLASS C
                                                                 -------------------    --------------------   -------------------
                                                                 PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                                                 NOVEMBER 30, 2001(1)   NOVEMBER 30 , 2001(1)  NOVEMBER 30, 2001(1)
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                $10.00                  $10.00                $10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .09                     .01                   .01
Net realized and unrealized gain (loss)                               (.65)                   (.64)                 (.63)
                                                        -------------------    --------------------   -------------------
Total income (loss) from investment operations                        (.56)                   (.63)                 (.62)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.44                   $9.37                 $9.38
                                                        ===================    ====================   ===================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  (5.60)%                 (6.30)%               (6.20)%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $4,829                    $100                  $363
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $4,739                     $32                   $68
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                1.19%                   0.50%                 0.46%
Expenses                                                             1.53%                   2.44%                 2.43%
Expenses, net of voluntary reimbursement of expenses                 1.51%                   2.17%                 2.04%
Expenses, net of voluntary waiver of transfer agent fees               N/A                     N/A                   N/A
-------------------------------------------------------- ---------------------------------------------------------------------
Portfolio turnover rate                                                32%                     32%                   32%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.






20  Oppenheimer Select Managers QM Active Balanced Fund

FINANCIAL HIGHLIGHTS


                                                                            CLASS N                CLASS Y
                                                                            -------------------    -------------------
                                                                            PERIOD ENDED           PERIOD ENDED
                                                                            NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(2)
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                          $9.75                 $10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                           .04                    .11
Net realized and unrealized gain (loss)                                        (.38)                  (.65)
                                                                 -------------------    -------------------
Total income (loss) from investment operations                                 (.34)                  (.54)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $9.41                  $9.46
                                                                 ===================    ===================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                           (3.49)%                (5.40)%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                        $38                     $1
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $24                     $1
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                         0.84%                  1.39%
Expenses                                                                      1.94%                501.51%
Expenses, net of voluntary reimbursement of expenses                          1.79%                501.38%
Expenses, net of voluntary waiver of transfer agent fees-Class Y                N/A                  1.28%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         32%                    32%


1.  For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.








21  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS



1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers QM Active Balanced Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with The Prudential Investment Corp. (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Shares of the Fund are available for purchase by retirement plans only. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.








22  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS    CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES continued
FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
---------------------------------
2009            $        197,620

As of November 30, 2001, the Fund had approximately $35,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended November 30, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $2,884. Accumulated net investment income was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.








23  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS    CONTINUED


2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      PERIOD ENDED NOVEMBER 30, 2001(1)
                                                      SHARES                AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                                                  518,964               $5,179,848
Dividends and/or distributions reinvested                  --                       --
Redeemed                                               (8,736)                 (81,147)
                                            ------------------    ---------------------
Net increase (decrease)                               510,228               $5,098,701
                                            ==================    =====================

---------------------------------------------------------------------------------------
CLASS B
Sold                                                   12,037               $  112,429
Dividends and/or distributions reinvested                  --                       --
Redeemed                                               (1,450)                 (13,465)
                                            ------------------    ---------------------
Net increase (decrease)                                10,587               $   98,964
                                            ==================    =====================

---------------------------------------------------------------------------------------
CLASS C
Sold                                                   38,622               $  359,346
Dividends and/or distributions reinvested                  --                       --
Redeemed                                                  (65)                    (589)
                                            ------------------    ---------------------
Net increase (decrease)                                38,557               $  358,757
                                            ==================    =====================

---------------------------------------------------------------------------------------
CLASS N
Sold                                                    9,462               $   93,952
Dividends and/or distributions reinvested                  --                       --
Redeemed                                               (5,419)                 (53,706)
                                            ------------------    ---------------------
Net increase (decrease)                                 4,043               $   40,246
                                            ==================    =====================

---------------------------------------------------------------------------------------
CLASS Y
Sold                                                       --               $       --
Dividends and/or distributions reinvested                  --                       --
Redeemed                                                   --                       --
                                            ------------------    ---------------------
Net increase (decrease)                                    --               $       --
                                            ==================    =====================

     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended November 30, 2001, were $6,640,861 and $1,445,669, respectively.

As of November 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $5,426,517 was:

Gross unrealized appreciation                $    205,615
Gross unrealized depreciation                    (301,143)
                                             --------------
Net unrealized appreciation (depreciation)   $    (95,528)
                                             ==============

24  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS    CONTINUED

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the period ended November 30, 2001 was an annualized rate of 0.95%.

SUB-ADVISOR FEES The Manager has retained The Prudential Investment Corp. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended November 30, 2001, the Manager paid $14,786 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended November 30, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED       AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
                   SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
November 30, 2001  $2,522        $782              $114             $3,733            $2,840          $929
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
November 30, 2001   $--                    $141                    $7                      $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------





25  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS    CONTINUED

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended November 30, 2001, payments under the Class A plan totaled $3,945 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $15 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED NOVEMBER 30,
2001, WERE AS FOLLOWS:
------------------- ------------------ --------------- ---------------------------- -----------------------

                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $254               $227            $4,164                       4.16%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         529                458             4,688                       1.29
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN          92                 92             1,978                       5.20
------------------- ------------------ --------------- ---------------------------- -----------------------



26  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS    CONTINUED

5.  FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.





27  Oppenheimer Select Managers QM Active Balanced Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Select Managers QM Active Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers QM Active Balanced Fund, which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2001, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers QM Active Balanced Fund as of November 30, 2001, the results of its operations for the period then ended, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
December 14, 2001










28  Oppenheimer Select Managers QM Active Balanced Fund

FEDERAL INCOME TAX INFORMATION  UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

Dividends paid by the Fund for the fiscal year ended November 30, 2001 which are not designated as capital gain distributions should be multiplied by 70.82% to arrive at the amount eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.






29  Oppenheimer Select Managers QM Active Balanced Fund

Oppenheimer Select Managers QM Active Balanced Fund
A Series of Oppenheimer Select Managers



Officers and Trustees           James C.Swain, Chairman of the Board of Trustees
                                John V. Murphy,Trustee and President
                                William L. Armstrong,Trustee
                                Robert G.Avis,Trustee
                                George C. Bowen,Trustee
                                Edward L. Cameron,Trustee
                                Jon S. Fossel,Trustee
                                Sam Freedman,Trustee
                                C. Howard Kast,Trustee
                                Robert M. Kirchner,Trustee
                                F.William Marshall, Jr.,Trustee
                                Robert G. Zack,Vice President & Secretary
                                Brian W.Wixted,Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary

Investment Advisor              OppenheimerFunds, Inc.

Sub-Advisor                     The Prudential Investment Corp.

Distributor                     OppenheimerFunds Distributor, Inc.

Transfer and Shareholder        OppenheimerFunds Services
Servicing Agent

Custodian of Portfolio
Securities                      The Bank of New York

Independent Auditors            Deloitte & Touche LLP

Legal Counsel                   Myer, Swanson, Adams & Wolf, P.C.


Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018



(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



30  Oppenheimer Select Managers QM Active Balanced Fund

[Inside front cover]

This page left intentionally blank.

[Back cover]



     RA0515.001.1130           January 29, 2002